Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
Class F
December 30, 2016
Prospectus

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.06%
Total annual operating expenses	0.06%
Fee waiver and/or expense reimbursement(b)	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.01%

(a)  Adjusted to reflect current fees.

(b)  The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014%. This arrangement will remain in effect through December 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$1
3 years	$3
5 years	$14
10 years	$58

The following information replaces similar information for Fidelity® Series International Growth Fund found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information replaces similar information for Fidelity® Series International Small Cap Fund found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information replaces similar information for Fidelity® Series International Value Fund found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information supplements information for Fidelity® Series International Growth Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information supplements information for Fidelity® Series International Small Cap Fund in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information for Fidelity® Series International Small Cap Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, and Benjamin Piggott have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager), Patrick Drouot (co-manager), Elad Lachovitzki (co-manager), and Benjamin Piggott (co-manager) have managed the fund since June 2017.

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

The following information replaces similar information found in the “Fund Management” section under the heading "Sub-Adviser(s)”.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Series International Growth Fund and Fidelity® Series International Value Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity® Series Emerging Markets Fund and Fidelity® Series International Small Cap Fund.

FMRC is an affiliate of the Adviser. As of December 31, 2015, FMRC had approximately $1.1 trillion in discretionary assets under management.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. FMR UK has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR UK is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR Japan is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® Series International Growth Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of Fidelity® Series International Growth Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, and Benjamin Piggott have been named interim co-managers of Fidelity® Series International Small Cap Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

Elad Lachovitzki is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Lachovitzki worked as an equity salesperson at JPMorgan Securities in Japan from 2009 to 2012.

Benjamin Piggott is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Mr. Piggott joined Fidelity Investments in 2002 and worked as a research associate until 2005. He rejoined Fidelity Investments in 2007, as a research analyst, after working as a portfolio assistant at Legg Mason Capital Management from 2005 to 2007.

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

Effective June 1, 2017, each fund does not pay a management fee to the Adviser.

The Adviser receives no fees from each fund for handling the business affairs of each fund and pays the expenses of each fund with limited exceptions.

The following information supplements similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

The Adviser has contractually agreed to reimburse Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund, and Fidelity® Series International Value Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their average net assets, exceed 0.01% for each fund. These arrangements will remain in effect through December 31, 2020. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

GSV-F-17-05 1.928461.110	June 1, 2017

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2016
Prospectus

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.06%
Total annual operating expenses	0.06%
Fee waiver and/or expense reimbursement(b)	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.01%

(a)  Adjusted to reflect current fees.

(b)  The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014%. This arrangement will remain in effect through December 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$1
3 years	$3
5 years	$14
10 years	$58

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information for Fidelity® Series International Growth Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information supplements information for Fidelity® Series International Growth Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information replaces similar information for Fidelity® Series International Small Cap Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information supplements information for Fidelity® Series International Small Cap Fund in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information for Fidelity® Series International Small Cap Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, and Benjamin Piggott have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager), Patrick Drouot (co-manager), Elad Lachovitzki (co-manager), and Benjamin Piggott (co-manager) have managed the fund since June 2017.

The following information replaces similar information for Fidelity® Series International Value Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

The following information replaces similar information found in the “Fund Management” section under the heading "Sub-Adviser(s)”.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Series International Growth Fund and Fidelity® Series International Value Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity® Series Emerging Markets Fund and Fidelity® Series International Small Cap Fund.

FMRC is an affiliate of the Adviser. As of December 31, 2015, FMRC had approximately $1.1 trillion in discretionary assets under management.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. FMR UK has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR UK is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR Japan is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® Series International Growth Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of Fidelity® Series International Growth Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, and Benjamin Piggott have been named interim co-managers of Fidelity® Series International Small Cap Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

Elad Lachovitzki is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Lachovitzki worked as an equity salesperson at JPMorgan Securities in Japan from 2009 to 2012.

Benjamin Piggott is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Mr. Piggott joined Fidelity Investments in 2002 and worked as a research associate until 2005. He rejoined Fidelity Investments in 2007, as a research analyst, after working as a portfolio assistant at Legg Mason Capital Management from 2005 to 2007.

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, each fund does not pay a management fee to the Adviser.

The Adviser receives no fees from each fund for handling the business affairs of each fund and pays the expenses of each fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund, and Fidelity® Series International Value Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their average net assets, exceed 0.01% for each fund. These arrangements will remain in effect through December 31, 2020. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

GSV-S-17-04 1.928460.109	June 1, 2017